United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  March 31, 2008.

Institutional Investment Manager Filing this Report:

Name:		Evermay Wealth Management LLC
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		William C. Pitt IV
Title:		Managing Partner
Phone:		202-293-9113

Signature, Place and Date of Signing:

William C. Pitt IV	Washington, DC   	07/30/09

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102     1139    36641 SH       SOLE                    36641
AT&T Inc                       COM              00206R102      968    38950 SH       SOLE                    38950
Abbott Labs                    COM              002824100      667    14172 SH       SOLE                    14172
Alliance-Bernstein Holding LP  COM              01881G106      221    10985 SH       SOLE                    10985
Apple Inc                      COM              037833100     2296    16121 SH       SOLE                    16121
Baker Hughes                   COM              057224107      942    25855 SH       SOLE                    25855
Baxter Int'l                   COM              071813109     1081    20410 SH       SOLE                    20410
ChevronTexaco                  COM              166764100      814    12288 SH       SOLE                    12288
Cisco Systems                  COM              17275R102      884    47377 SH       SOLE                    47377
Colgate-Palmolive              COM              194162103      964    13630 SH       SOLE                    13630
Colonial Bancgroup Inc         COM              195493309        9    14180 SH       SOLE                    14180
ConocoPhillips                 COM              20825C104     1317    31312 SH       SOLE                    31312
Corporate Office Properties Tr COM              22002T108     1561    53225 SH       SOLE                    53225
Covance                        COM              222816100     1545    31410 SH       SOLE                    31410
Danaher                        COM              235851102     2534    41039 SH       SOLE                    41039
Dun & Bradstreet               COM              26483E100      931    11470 SH       SOLE                    11470
Emerson Electric               COM              291011104      411    12700 SH       SOLE                    12700
Exxon Mobil                    COM              30231G102     4084    58413 SH       SOLE                    58413
FMC Technologies               COM              30249U101     1437    38235 SH       SOLE                    38235
FPL Group                      COM              302571104     1908    33560 SH       SOLE                    33560
General Electric               COM              369604103      458    39072 SH       SOLE                    39072
Genzyme Corp                   COM              372917104     1015    18225 SH       SOLE                    18225
Google Class A                 COM              38259P508     1248     2961 SH       SOLE                     2961
Hansen Natural Corp            COM              411310105     1305    42273 SH       SOLE                    42273
Harris                         COM              413875105     1274    44925 SH       SOLE                    44925
Hewlett-Packard                COM              428236103     3075    79572 SH       SOLE                    79572
IBM                            COM              459200101      235     2250 SH       SOLE                     2250
J.P. Morgan Chase              COM              46625H100      779    22840 SH       SOLE                    22840
Johnson & Johnson              COM              478160104     1067    18784 SH       SOLE                    18784
Kraft Foods                    COM              50075N104      642    25330 SH       SOLE                    25330
L-3 Communications             COM              502424104      824    11870 SH       SOLE                    11870
LabCorp                        COM              50540R409     3068    45255 SH       SOLE                    45255
McDonald's                     COM              580135101     4021    69934 SH       SOLE                    69934
Microsoft                      COM              594918104      800    33660 SH       SOLE                    33660
Monsanto                       COM              61166W101     2091    28130 SH       SOLE                    28130
Oracle                         COM              68389X105      920    42929 SH       SOLE                    42929
PepsiCo                        COM              713448108     2531    46046 SH       SOLE                    46046
Perrigo Inc                    COM              714290103     1518    54645 SH       SOLE                    54645
Precision Castparts            COM              740189105     2009    27503 SH       SOLE                    27503
Procter & Gamble               COM              742718109     1145    22402 SH       SOLE                    22402
Quality Systems Inc            COM              747582104     2225    39070 SH       SOLE                    39070
Schlumberger                   COM              806857108      269     4974 SH       SOLE                     4974
Sigma Aldrich                  COM              826552101     1961    39570 SH       SOLE                    39570
Southern Co.                   COM              842587107      635    20370 SH       SOLE                    20370
State Street Corp              COM              857477103      586    12405 SH       SOLE                    12405
T. Rowe Price Group            COM              74144T108     2012    48285 SH       SOLE                    48285
Tower Group Inc                COM              891777104     2335    94225 SH       SOLE                    94225
United Technologies            COM              913017109      902    17355 SH       SOLE                    17355
Visa                           COM              92826C839     2262    36335 SH       SOLE                    36335
Walgreen                       COM              931422109     1441    49000 SH       SOLE                    49000
Washington REIT                COM              939653101     1124    50231 SH       SOLE                    50231
XTO Energy                     COM              98385X106     2619    68676 SH       SOLE                    68676
I-Shares S&P Midcap 400 Index                   464287507     3064 53027.0000SH      SOLE               53027.0000
S&P Depositary Receipts                         78462F103     6735 73251.0000SH      SOLE               73251.0000
Schwab Institutional Select S&                                 549 74866.2630SH      SOLE               74866.2630